Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions and balances
Schedule of name of related parties and relationship with the group

The following entities are considered to be related parties to the Group:

Name of related parties	Relationship with the Group
Ctrip Investment Holding Co., Ltd. (“Trip.com”)	a shareholder of the Company with the right to appoint one director of the Company
Hopeful Tourism Limited (“Caissa”, a wholly-owned subsidiary of Caissa Sega Tourism Culture Investment Limited)	a shareholder with one board director of the Company
HNA Tourism Holdings Group Co., Ltd. (“HNA Tourism”)	a shareholder with two board directors of the Company

Schedule of balance with related parties

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2(d))
Current:
Amounts due from Trip.com	13,044	212	30
Amounts due from Caissa	1,925	818	119
Total	14,969	1,030	149

Current:
Amounts due to Trip.com	3,860	3,892	564
Amounts due to Caissa	819	818	119
Total	4,679	4,710	683